Cover	12 Months Ended
Dec. 31, 2024
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Client made edits throughout
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2024
Entity Registrant Name	COEPTIS THERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001759186
Entity Tax Identification Number	98-1465952
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	105 Bradford Road
Entity Address, Address Line Two	Suite 420
Entity Address, City or Town	Wexford
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15090
City Area Code	724-
Local Phone Number	934-6467
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Accounting Standard	2834